Note 8 - Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Explanation of significant changes in contract assets and contract liabilities [text block]
Balance, January 1, 2019	$217,259
Amounts invoices and revenue deferred as at June 30, 2019	91,495
Recognition of deferred revenue included in the period	(133,540)
Balance, June 30, 2019	175,214
Amounts invoices and revenue deferred as at December 31, 2019	110,284
Recognition of deferred revenue included in the period	(92,540)
Balance, December 31, 2019	$192,958
Amounts invoices and revenue deferred as at June 30, 2020	63,367
Recognition of deferred revenue included in period	(117,826)
Balance, June 30 , 20 20	$138.499